Description of the business and Group composition	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Description of the business and Group composition

2 Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari, Italy). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).

The financial statements utilized for the consolidation are the financial statements of each Group’s legal entity as at December 31, 2023, 2022 and 2021. The 2023, 2022 and 2021 financial statements have been adopted by the respective Boards of Directors of the relevant entities. The financial statements of subsidiaries are adjusted, where necessary, to conform to Natuzzi’s accounting principles and policies (see note 4), which are consistent with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS (see note 3(a)).

The consolidated financial statements of the Group as at December 31, 2023 have been approved by the Company’s Board of Directors (the Board) on April 4, 2024 and authorised on April 30, 2024.

The subsidiaries included in the consolidation as at December 31, 2023 and 2022, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2023	Percentage of 31/12/2022	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natuzzi Quanjiao Limited	100.00	100.00	CNY 10,000,000	Quanjiao County-Anhui province, China	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(3)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(3)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(3)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(3)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(3)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(3)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(3)
Natuzzi UK Retail Limited	70.00	70.00	GBP 100	Cardiff, UK	(3)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(3)
Natuzzi Japan KK	74.40	74.40	JPY 28,000,000	Tokyo, Japan	(3)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(3)
Natmx S.DE.R.L.DE.C.V	100.00	100.00	MXN 68,504,040	Mexico City, Mexico	(3)
Natuzzi France S.a.s.	100.00	100.00	EUR 70,727	Paris, France	(3)
Natuzzi Oceania PTI Ltd	74.40	74.40	AUD 320,002	Sydney, Australia	(3)
Natuzzi Singapore PTE. LTD.	74.40	74.40	USD 7,654,207	Singapore, Republic of Singapore	(3)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(4)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(5)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Services and distribution

(4) Investment holding

(5) Dormant

As at December 31, 2023, the consolidation area has not changed. Furthermore, no business combinations have occurred in 2023 and 2022.

The following table summarises the information relating to the only material non-controlling interests (NCI) related to the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2023 and 2022

	31/12/23	31/12/22
Current assets	9,524	11,684
Non-current assets	13,589	12,337
Current liabilities	(10,469)	(9,246)
Non-current liabilities	(8,797)	(8,473)
Net assets	3,847	6,302
Net assets attributable to NCI – 49%	1,885	3,088

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2023 and 2022.

	2023	2022
Revenue	18,643	21,481
Expenses	(19,540)	(18,488)
Profit/(loss) for the year	(897)	2,993
Other comprehensive income/(loss)	(219)	195
Total comprehensive income/(loss) for the year	(1,116)	3,188
Profit/(loss) allocated to NCI – 49%	(440)	1,467
Other comprehensive income/(loss) allocated to NCI	(107)	96
Cash flow provided by operating activities	2,463	1,464
Cash flow used in investing activities	(1,122)	(599)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2023 and 2022, respectively 698, 589)	(2,401)	(1,892)